Fair Value of Financial Instruments - Additional Information (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Fair Value Disclosures [Abstract]
Estimated fair value of Long-term debt (including current maturities)	$ 1,970,253
Gross amount of company's long term debt	1,919,484
Carrying amount of company's long term debt	$ 1,919,484